SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of Compliance
Statement of compliance
These interim condensed and consolidated financial statements of our partnership and its subsidiaries (together “Brookfield Infrastructure”) have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and using the accounting policies Brookfield Infrastructure applied in its consolidated financial statements as of and for the year ended December 31, 2017, amended by the recently adopted accounting standards described in the section below. The accounting policies that our partnership applied in its annual consolidated financial statements as of and for the year ended December 31, 2017 are disclosed in Note 3 of such financial statements, with which reference should be made in reading these interim condensed and consolidated financial statements.
These interim condensed and consolidated financial statements were authorized for issuance by the Board of Directors of our partnership on August 13, 2018.

Recently adopted accounting standard amendments
Recently adopted accounting standard amendments
Brookfield Infrastructure applied, for the first time, certain new standards applicable to our partnership that became effective January 1, 2018. The impact of adopting these new standards on our partnership’s accounting policies are as follows:
IFRS 15 Revenue from Contracts with Customers (“IFRS 15”)
IFRS 15 specifies how and when revenue should be recognized as well as requiring more informative and relevant disclosures. This standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. IFRS 15 supersedes IAS 18, Revenue, IAS 11, Construction Contracts and a number of revenue-related interpretations. IFRS 15 applies to nearly all contracts with customers: the main exceptions are leases, financial instruments and insurance contracts. Our partnership adopted the standard on January 1, 2018, on a modified retrospective basis. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. Apart from additional disclosure requirements, the adoption did not have a significant impact on the partnership’s condensed and consolidated financial statements and therefore has not been included in the “Cumulative effect of changes” section below.
Utilities
Revenue from utilities infrastructure is derived from the transmission of energy and natural gas, the distribution of energy and from Brookfield Infrastructure’s Australian regulated terminal operation. Distribution and transmission revenue each contains a single performance obligation that is recognized over time. The connection revenue relating to Brookfield Infrastructure’s regulated distribution operation contains a distinct performance obligation that is recognized over the period that the connection is constructed, based on an input method of progress recognition on the basis that this methodology is most reflective of the underlying transfer of control. Terminal infrastructure revenue contains both a capacity charge and a handling charge associated with operating the terminal. The terminal infrastructure service contracts contain a performance obligation recognized over time pertaining to capacity for the period the services are provided and for handling service based on tons of coal shipped through the terminal when service is provided. The payment terms for all of our businesses in the utilities segment require payment upon completion, except for connections income whereby payment is typically collected up-front prior to the completion of any services.
Transport
Revenue from transport infrastructure consists primarily of freight, toll road operations and transportation services revenue. These services consist of a single performance obligation and revenue is recognized over time when services are rendered, based primarily on usage or volume during the period. The payment terms for all of our businesses in the transport segment require payment upon completion of the underlying transportation service.
Energy
Revenue from energy infrastructure consists primarily of energy transmission and storage as well as district energy services. Energy transmission services revenue consists of a single performance obligation and is recognized over time as services are rendered, based primarily on usage or volume throughput. Performance obligations relating to district energy contracts are satisfied over time as the services are rendered. Gas storage revenues contain both a capacity charge and a variable charge, however the associated services are highly interdependent and represent a single performance obligation that is satisfied over time as the services are provided. The payment terms for all of our businesses in the energy segment require payment upon completion of the underlying service within a given period.
Data Infrastructure
Revenue from data infrastructure is derived from contracts with media broadcasting and telecom customers to access infrastructure. These contracts consist of performance obligations that are satisfied over time in accordance with the underlying agreements. The payment terms for our businesses in the data infrastructure segment require upfront and recurring payments to lease space on towers to host the customers’ equipment. The differing payment terms do not constitute separate performance obligations as revenue is recognized over time for the period the services are provided.
IFRS 9 Financial Instruments (“IFRS 9”)
This standard establishes principles for the financial reporting of financial assets and financial liabilities that will present relevant and useful information to users of financial statements for their assessment of the amounts, timing and uncertainty of an entity’s future cash flows. The standard includes changes regarding the classification of certain financial instruments as outlined in the table below. These changes have not had a material impact on our partnership’s consolidated financial statements. The standard also includes a new general hedge accounting standard which aligns hedge accounting more closely with an entity’s risk management activities. It does not fully change the types of hedging relationships or the requirement to measure and recognize ineffectiveness, however, it allows more hedging strategies that are used for risk management to qualify for hedge accounting and introduce more judgment to assess the effectiveness of a hedging relationship. Our partnership has adopted the standards as of January 1, 2018 retrospectively with no restatement of comparative periods. Certain hedge accounting relationships relating to aggregated foreign currency exposures now qualify for hedge accounting under this new standard. Consequently, the partnership has applied hedge accounting to these relationships prospectively commencing on January 1, 2018. In addition, our partnership has elected certain gas storage contracts to be measured at fair value through profit or loss. A cumulative catch-up adjustment has been recorded through equity upon initial adoption.
Financial Instrument Classification
Our partnership classifies cash and cash equivalents and accounts receivable and other as amortized cost. Additionally, our partnership maintains a portfolio of marketable securities comprised of liquid equity and debt securities. The marketable securities are classified either as fair value through other comprehensive income (“FVTOCI”) or fair value through profit or loss (“FVTPL”). Derivative assets are classified as FVTPL, except for derivatives in certain hedging relationships. Other financial assets are classified as either amortized cost or FVTOCI.
Financial assets classified as FVTPL or FVTOCI are subsequently measured at fair value at each reporting date. For financial assets classified as FVTPL, the change in fair value is recorded through profit or loss. For financial assets classified as FVTOCI, the change in fair value is recorded in other comprehensive income. The cumulative gains or losses related to FVTOCI equity instruments are not reclassified to profit or loss on disposal, whereas the cumulative gains or losses on all other FVTOCI assets are reclassified to profit or loss on disposal. For financial instruments at amortized cost or debt instruments at FVTOCI, the partnership assesses if there have been significant increases in credit risk since initial recognition to determine whether lifetime or 12-month expected credit losses should be recognized. Any related loss allowances are recorded through profit or loss.
Borrowings, accounts payable and other, and preferred shares are classified as amortized cost, except for derivatives embedded in related financial instruments. Embedded derivatives and any other derivative liabilities are classified as FVTPL and are subsequently measured at fair value, except for derivatives in certain hedging relationships. Other financial liabilities are classified as either FVTPL or amortized cost.
Financial instruments classified as amortized cost upon adoption of IFRS 9 were previously classified as loans and receivables. Financial assets classified as FVTOCI and certain marketable securities classified as FVTPL were previously classified as available-for-sale securities. The changes in classification had no impact on the carrying values and there were no changes to the classification of the remainder of financial assets classified as FVTPL.
Hedge Accounting
Brookfield Infrastructure selectively utilizes derivative financial instruments primarily to manage financial risks, including interest rate and foreign exchange risks. Derivative financial instruments are recorded at fair value. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and that the hedging relationship meets all of the hedge effectiveness requirements. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in profit or loss over the remaining term of the original hedging relationship as amounts related to the hedged item are recognized in profit or loss. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in financial assets and financial liabilities, respectively.
Realized and unrealized gains and losses on foreign exchange contracts, designated as hedges of currency risks relating to a net investment in a subsidiary with a functional currency other than the U.S. dollar are included in equity and are included in net income in the period in which the subsidiary is disposed of or to the extent partially disposed and control is not retained. Derivative financial instruments that are designated as hedges to offset corresponding changes in the fair value of assets and liabilities and cash flows are measured at estimated fair value with changes in fair value recorded in profit or loss or as a component of equity as applicable.
Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate swap contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense.
IFRIC 22 Foreign Currency Transactions (“IFRIC 22”)
In December 2016, the IASB issued IFRIC 22, effective for annual periods beginning on or after January 1, 2018. The interpretation clarifies that the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. The partnership has adopted the standard as of January 1, 2018 prospectively. The adoption did not have a significant impact on the partnership’s condensed and consolidated financial statements.
c) Cumulative effect of changes
The changes made to our January 1, 2018 condensed and consolidated statement of financial position for the adoption of IFRS 9 was driven by our North American gas storage business, which elected to account for certain physical commodity contracts as financial instruments under IFRS 9. This election resulted in the recognition of the fair values of the contracts as financial assets or financial liabilities and the cumulative mark-to-market gains directly in partnership capital. The impacts of this election were increases of $25 million, $9 million and $16 million in total assets, total liabilities and total partnership capital, respectively.
The adoption of all other accounting standards did not have an impact to our January 1, 2018 assets, liabilities or partnership capital.

Future Changes in Accounting Policies
Standards issued but not yet adopted
IFRS 16 Leases (“IFRS 16”)
In January 2016, the IASB published a new standard, IFRS 16, Leases (“IFRS 16”). The new standard brings most leases on balance sheet, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 supersedes IAS 17, Leases and related interpretations and is effective for periods beginning on or after January 1, 2019.
Our partnership continues to evaluate the overall impact of IFRS 16 on its consolidated financial statements.
Our partnership has participated in strategic planning sessions with its subsidiaries and associates in order to provide guidance regarding the key considerations and to develop an adoption project plan. Our partnership is completing its assessment of existing contractual arrangements to identify the existing population of lease arrangements that would be capitalized under the new standard. Next steps include performing an initial quantification of the impact, assessing any potential impact to IT systems and internal controls and reviewing the additional disclosures required by the new standard.
IFRS 16 can either be adopted on a full retrospective method or on a modified retrospective method whereby any transitional impact is recorded in equity as at January 1, 2019 and comparative periods are not restated. Our partnership has tentatively determined that the modified retrospective approach will be adopted and we are currently in the process of evaluating a number of practical expedients available under the new standard.
e) Interpretations issued but not yet adopted
IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”)
In June 2017, the IASB published IFRIC 23, effective for annual periods beginning on or after January 1, 2019. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. The interpretation may be applied on either a fully retrospective basis or a modified retrospective basis without restatement of comparative information. Brookfield Infrastructure is currently evaluating the impact of IFRIC 23 on its consolidated financial statements.